Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16: SUBSEQUENT EVENTS
On January 23, 2017, the Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2016 of $0.4225 per unit. The distribution was paid on February 14, 2017 to all holders of record of common, subordinated, subordinated Series A units and general partner units on February 9, 2017. The aggregate amount of the distribution paid was $9,019.

Following the expiration of their charter contracts and the redelivery of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika in the first quarter of 2017, Navios Midstream has entered into new charter contracts for the above vessels with third parties. Those contracts provide for index linked charter rates or pool earnings as the case may be. Navios Acquisition has agreed to provide backstop commitments for a two-year period as of the redelivery of each of the vessels at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika, if the actual rates achieved are below the agreed backstop rates for each of the vessels.